Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 9,325	$ 1,636
Contract asset	2,588	450
Derivative margin asset	3,273
Tax receivable	2,254	55
Deposits	650	411
Commitment asset	416
Other	1,747	509
Prepaid expenses and other current assets	$ 20,253	$ 3,061